Summary of Financial Assets and Liabilities (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 3,212,072	$ (67,903)	$ 203,996	$ (788,642)
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	3,647,337
Financial assets
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)		1,709,589	262,029	777,660
Financial liabilities, class [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ (435,265)	$ (1,777,492)	$ (58,033)	$ (1,566,301)